Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Uncertain income tax liabilities	$ 288.0	$ 286.2	$ 334.7	$ 368.6	$ 415.0
Reasonably possible decrease in uncertain income tax liabilities within the next twelve months	$ 138